Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Allowance for Expected Losses	Management has determined that an allowance for expected losses was not required for the six months ended June 30, 2025, and the year ended December 31, 2024.
	June 30,	December 31,
	2025	2024
Oil, natural gas and NGL sales	$97,860	$108,091
Joint interest accounts receivable	749,287	624,577
Other accounts receivable	122,311	118,636
Total Accounts receivable, net	$969,458	$851,304
Management has determined that an allowance for expected losses was not required for the year ended December 31, 2024, and 2023.
	December 31,	December 31,
	2024	2023
Oil, natural gas and NGL sales	$108,091	$76,115
Joint interest accounts receivable	624,577	494,587
Unbilled joint interest expense	—	(852)
Total joint interest related receivables	732,668	493,735
Other accounts receivable	118,636	122,501
Allowance for expected losses	—	—
Total Accounts receivable, net	$851,304	$692,351

Schedule of Accounts Payable and Accrued Liabilities	The table below represents the accounts payable and accrued liabilities recorded in the Company’s consolidated balance sheets.
	June 30, 2025	December 31, 2024
Trade payable	$216,487	$1,003,380
Suspense payable	725,727	727,230
Total accounts payable	$942,214	$1,730,610

Total accrued liabilities	$486,590	$319,327
The table below represents the accounts payable and accrued liabilities recorded in the Company’s consolidated balance sheets.
	December 31, 2024	December 31, 2023
Trade payable	$1,003,380	$773,387
Suspense payable	727,230	727,153
Total accounts payable	$1,730,610	$1,500,540

Total accrued liabilities	$319,327	$259,131